FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2024
FINANCIAL INSTRUMENTS
Schedule of company's financial instruments at fair value hierarchy

		Level 1	Level 2	Level 3	Total
		$	$	$	$

Recurring measurements	Carrying amount	Fair value
Investments	926,019	779,019	147,000	—	926,019
Secured notes	2,817,554	—	2,817,554	—	2,817,554

		Level 1	Level 2	Level 3	Total
		$	$	$	$

Recurring measurements	Carrying amount	Fair value
Investments	3,596,592	3,408,092	188,500	—	3,596,592
Secured notes	2,454,300	—	2,454,300	—	2,454,300